INCOME TAXES (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of preferential tax benefits and EIT rate and term description			The preferential tax rate will be expired at end of year 2022 and the EIT rate will be 25% from year 2023		The preferential tax rate will be expired at end of year 2022 and the EIT rate will be 25% from year 2023.
Percentage of preferential value added tax			3.00%	3.00%	3.00%	3.00%
Accumulated tax losses					$ 1.5	$ 0.8
Accumulated net operating loss					$ 4.7	$ 1.2
Domestic Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage of value added tax			13.00%		13.00%
Dongguan Heng Sheng Wei Garments Co., Ltd [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage of preferential value added tax			13.00%		13.00%
Logistic Company [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage of value added tax			9.00%		9.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage on enterprise income tax			5.00%	5.00%	5.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage on enterprise income tax			15.00%	15.00%		15.00%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate			16.50%		16.50%	16.50%
People's Republic of China [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal statutory tax rate			25.00%		25.00%	25.00%